Schedule of Portfolio Investments

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Communication Services (2.0%):
Boston Omaha Corp., Class A(a)	2,082	52,820
Cars.com, Inc.(a)	6,898	99,538
EchoStar Corp., Class A(a)	4,425	107,705
EW Scripps Co. (The), Class A(a)	6,403	133,118
Gray Television, Inc.	5,945	131,206
IDT Corp., Class B(a)	1,296	44,181
QuinStreet, Inc.(a)	7,289	84,552
Sciplay Corp., Class A(a)	4,493	58,050
Shenandoah Telecommunication Co.	3,916	92,339
Techtarget, Inc.(a)	1,135	92,253
Telesat Corp.(a)	1,816	29,964
Thryv Holdings, Inc.(a)	2,366	66,532
US Cellular Corp.(a)	4,458	134,765

		1,127,023

Consumer Discretionary (12.2%):
1-800-Flowers.com, Inc., Class A(a)	2,537	32,372
Adtalem Global Education, Inc.(a)	3,499	103,955
American Axle & Manufacturing Holdings, Inc.(a)	8,276	64,222
America’s Car-Mart, Inc.(a)	881	70,973
Arko Corp.	12,579	114,469
Bed Bath & Beyond, Inc.(a)	2,377	53,554
Big 5 Sporting Goods Corp.	2,259	38,742
Big Lots, Inc.	1,778	61,519
Bloomin’ Brands, Inc.	4,408	96,711
Boot Barn Holdings, Inc.(a)	1,020	96,686
Brinker International, Inc.(a)	1,903	72,618
Carriage Services, Inc.	3,929	209,534
Cavco Industries, Inc.(a)	558	134,394
Century Communities, Inc.	1,356	72,641
Chuy’s Holdings, Inc.(a)	2,974	80,298
Citi Trends, Inc.(a)	1,129	34,576
Clarus Corp.	5,361	122,124
Conn’s, Inc.(a)	2,930	45,151
Denny’s Corp.(a)	7,636	109,271
Dine Brands Global, Inc.	1,281	99,854
Dorman Products, Inc.(a)	1,555	147,772
El Pollo Loco Holdings, Inc.(a)	8,956	104,069
Ethan Allen Interiors, Inc.	4,714	122,894
Franchise Group, Inc.	3,468	143,679
Funko, Inc., Class A(a)	3,844	66,309
Genesco, Inc.(a)	1,426	90,708
Gentherm, Inc.(a)	1,365	99,700
G-III Apparel Group Ltd.(a)	3,754	101,546
GoPro, Inc., Class A(a)	8,286	70,680
Green Brick Partners, Inc.(a)	4,410	87,142
Group 1 Automotive, Inc.	533	89,453
Groupon, Inc.(a)	2,803	53,902

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (12.2%): (continued)
GrowGeneration Corp.(a)	2,401	22,113
Guess?, Inc.	4,549	99,396
Haverty Furniture Cos., Inc.	2,857	78,339
Hibbett, Inc.	1,095	48,552
Hovnanian Enterprises, Inc., Class A(a)	651	38,474
iRobot Corp.(a)	893	56,616
Jack In The Box, Inc.	1,535	143,384
Johnson Outdoors, Inc., Class A	1,310	101,826
La Z Boy, Inc.	3,891	102,606
Lands’ End, Inc.(a)	2,625	44,415
Liquidity Services, Inc.(a)	2,781	47,611
Lovesac Co. (The)(a)	855	46,221
Lumber Liquidators Holdings, Inc.(a)	5,298	74,278
M/I Homes, Inc.(a)	1,737	77,036
Malibu Boats, Inc.(a)	1,565	90,786
MarineMax, Inc.(a)	1,644	66,187
Monro, Inc.	2,258	100,120
Movado Group, Inc.	2,962	115,666
OneWater Marine, Inc.	2,098	72,276
Oxford Industries, Inc.	1,314	118,917
Party City Holdco, Inc.(a)	8,305	29,732
Patrick Industries, Inc.	1,443	87,013
Perdoceo Education Corp.(a)	12,498	143,477
Ruth’s Hospitality Group, Inc.	5,444	124,559
Sally Beauty Holdings, Inc.(a)	5,469	85,480
Shoe Carnival, Inc.	3,089	90,075
Smith & Wesson Brands, Inc.	3,947	59,718
Sonic Automotive, Inc., Class A	1,940	82,469
Standard Motor Products	4,346	187,486
Stoneridge, Inc.(a)	5,564	115,509
Strategic Education, Inc.	1,901	126,188
Stride, Inc.(a)	2,679	97,328
Sturm Ruger & Co.	2,146	149,404
The Buckle, Inc.	2,420	79,957
The Children’s Place, Inc.(a)	868	42,792
Tri Pointe Group, Inc.(a)	4,935	99,095
Tupperware Corp.(a)	3,293	64,049
Universal Electronics, Inc.(a)	2,699	84,317
Vista Outdoor, Inc.(a)	2,591	92,473
Visteon Corp.(a)	1,104	120,479
Winmark Corp.	805	177,100
Winnebago Industries, Inc.	1,464	79,100
Workhorse Group, Inc.(a)	6,370	31,850
XPEL, Inc.(a)	996	52,400
Zumiez, Inc.(a)	2,399	91,666

		6,830,053

Consumer Staples (7.1%):
Andersons, Inc. (The)	3,673	184,605

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (7.1%): (continued)
B&G Foods, Inc.	3,571	96,346
BellRing Brands, Inc.(a)	5,707	131,718
Calavo Growers, Inc.	3,180	115,911
Cal-Maine Foods, Inc.	5,882	324,804
Central Garden And Pet Co., Class A(a)	3,693	150,601
Edgewell Personal Care Co.	4,038	148,073
elf Beauty, Inc.(a)	5,009	129,382
Energizer Holdings, Inc.	4,455	137,036
Fresh Del Monte Produce, Inc.	3,637	94,235
Grocery Outlet Holding Corp.(a)	5,486	179,831
Hostess Brands, Inc.(a)	10,947	240,177
Ingles Markets, Inc.	2,380	211,939
Inter Parfums, Inc.	1,987	174,955
John B. Sanfilippo & Son, Inc.	2,385	199,004
Medifast, Inc.	534	91,197
Nu Skin Enterprises, Inc., Class A	3,078	147,375
PriceSmart, Inc.	2,187	172,489
SpartanNash Co.	6,970	229,940
Sprouts Farmers Market, Inc.(a)	6,065	193,959
Tootsie Roll Industries, Inc.	3,511	122,754
TreeHouse Foods, Inc.(a)	3,152	101,683
United Natural Foods, Inc.(a)	1,415	58,510
Usana Health Sciences, Inc.(a)	1,549	123,068
Weis Markets, Inc.	2,757	196,905

		3,956,497

Energy (1.8%):
Altus Midstream Co., Class A	1,237	80,417
Archrock, Inc.	14,182	130,900
Cactus, Inc., Class A	2,063	117,055
Civitas Resources, Inc.	1,688	100,791
CONSOL Energy, Inc.(a)	1,942	73,077
Core Laboratories N.V.	2,937	92,897
DMC Global, Inc.(a)	2,069	63,105
Renewable Energy Group, Inc.(a)	1,292	78,360
Transocean, Ltd.(a)	13,176	60,214
Whiting Petroleum Corp.	1,409	114,848
World Fuel Services Corp.	3,084	83,391

		995,055

Financials (24.3%):
1st Source Corp.	3,373	156,001
American Equity Investment Life Holding Co.	4,810	191,967
Amerisafe, Inc.	3,839	190,683
Argo Group International Holdings, Ltd.	2,998	123,757
Atlantic Union Bankshares	3,828	140,449
Axos Financial, Inc.(a)	2,695	125,021
B Riley Financial, Inc.	1,668	116,693
Banc of California, Inc.	7,292	141,173
Bancfirst Corp.	2,378	197,873

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (24.3%): (continued)
BanCorp, Inc. (The)(a)	3,274	92,752
Banner Corp.	2,398	140,355
Berkshire Hills Bancorp, Inc.	4,419	128,018
BGC Partners, Inc., Class A	20,652	90,869
Brightsphere Investment Group, Inc.	5,299	128,501
Brookline BanCorp, Inc.	10,613	167,898
Cannae Holdings, Inc.(a)	5,093	121,825
Capitol Federal Financial, Inc.	17,676	192,315
City Holding Co.	2,425	190,848
Columbia Banking System, Inc.	3,483	112,396
Columbia Financial, Inc.(a)	12,060	259,411
ConnectOne BanCorp, Inc.	4,388	140,460
Cowen, Inc., Class A	2,356	63,848
Customers BanCorp, Inc.(a)	2,415	125,918
CVB Financial Corp.	8,405	195,080
Dime Community Bancshares, Inc.	3,703	128,013
Donnelley Financial Solutions, Inc.(a)	2,707	90,035
eHealth, Inc.(a)	1,580	19,608
Employers Holdings, Inc.	4,481	183,811
Encore Capital Group, Inc.(a)	3,185	199,795
Enova International, Inc.(a)	3,031	115,087
Enterprise Financial Services Corp.	3,133	148,222
FB Financial Corp.	3,248	144,276
Federal Agricultural Mortgage Corp., Class C	1,389	150,679
First BanCorp.	9,529	125,020
First BanCorp/Southern Pines NC	2,901	121,175
First Busey Corp.	6,100	154,574
First Commonwealth Financial Corp.	10,623	161,045
First Financial BanCorp.	5,642	130,048
First Foundation, Inc.	5,599	136,000
First Interstate Bancsys, Class A	3,744	137,667
First Merchants Corp.	3,423	142,397
Fulton Financial Corp.	9,442	156,926
Genworth Financial, Inc.(a)	22,764	86,048
German American BanCorp, Inc.	4,086	155,227
Green Dot Corp., Class A(a)	2,949	81,039
HCI Group, Inc.	702	47,862
Heartland Financial USA, Inc.	3,299	157,791
Hilltop Holdings, Inc.	3,774	110,956
Hope BanCorp, Inc.	9,597	154,320
Horace Mann Educators	4,847	202,750
Independent Bank Corp.	1,992	162,726
International Bancshares Corp.	3,362	141,910
Kearny Financial Corp.	13,386	172,412
Lakeland Financial Corp.	2,047	149,431
Live Oak Bancshares, Inc.	1,407	71,602
Merchants BanCorp	4,435	121,430
Meta Financial Group, Inc.	2,443	134,170
National Bank Holdings Corp., Class A	3,928	158,220

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (24.3%): (continued)
NBT BanCorp, Inc.	4,514	163,091
NMI Holdings, Inc.(a)	5,588	115,225
Northwest Bancshares, Inc.	15,139	204,528
Oceanfirst Financial Corp.	6,834	137,363
OFG BanCorp	4,503	119,960
Old National BanCorp	10,442	171,040
Origin BanCorp, Inc.	3,362	142,179
Palomar Holdings, Inc.(a)	1,265	80,947
Park National Corp.	1,215	159,627
Piper Sandler Cos.	910	119,438
PJT Partners, Inc., Class A	1,953	123,273
PRA Group, Inc.(a)	4,160	187,533
Preferred Bank	2,271	168,258
Premier Financial Corp.	4,361	132,269
Provident Financial Services, Inc.	6,376	149,198
Renasant Corp.	4,015	134,302
S&T BanCorp, Inc.	4,722	139,677
Safety Insurance Group, Inc.	2,538	230,577
Sandy Spring BanCorp, Inc.	3,008	135,119
Seacoast Banking Corp.	3,692	129,294
Selectquote, Inc.(a)	4,388	12,243
Silvergate Capital Corp., Class A(a)	281	42,310
SiriusPoint, Ltd.(a)	17,626	131,842
Southside Bancshares, Inc.	4,330	176,794
Stewart Information Services	2,538	153,828
Stock Yards BanCorp, Inc.	2,927	154,838
StoneX Group, Inc.(a)	2,055	152,543
Tompkins Financial Corp.	1,764	138,068
Towne Bank	4,899	146,676
TriCo Bancshares	3,464	138,664
Triumph BanCorp, Inc.(a)	1,066	100,225
Trustmark Corp.	4,583	139,277
United Community Banks, Inc.	4,353	151,484
Veritex Holdings, Inc.	3,524	134,511
Virtus Investment Partners, Inc.	399	95,756
Washington Federal, Inc.	5,114	167,841
WesBanco, Inc.	3,894	133,798
Westamerica BanCorp.	3,657	221,249
World Acceptance Corp.(a)	376	72,132
WSFS Financial Corp.	2,293	106,900

		13,600,260

Health Care (9.2%):
Addus Homecare Corp.(a)	1,618	150,943
Antares Pharma, Inc.(a)	34,171	140,101
Atrion Corp.	238	169,694
Avanos Medical, Inc.(a)	4,329	145,021
Avid Bioservices, Inc.(a)	3,369	68,626
BioLife Solutions, Inc.(a)	2,022	45,960

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (9.2%): (continued)
Cara Therapeutics, Inc.(a)	4,381	53,229
Collegium Pharmaceutical, Inc.(a)	4,824	98,217
Community Health Systems, Inc.(a)	6,037	71,659
Corcept Therapeutics, Inc.(a)	7,819	176,084
CorVel Corp.(a)	1,065	179,389
Cross Country Healthcare, Inc.(a)	3,636	78,792
Cutera, Inc.(a)	1,891	130,479
Eagle Pharmaceuticals, Inc.(a)	2,034	100,663
Fulgent Genetics, Inc.(a)	567	35,386
Hanger, Inc.(a)	6,937	127,155
Healthstream, Inc.(a)	6,442	128,325
Innoviva, Inc.(a)	8,637	167,126
Ironwood Pharmaceuticals, Inc.(a)	9,763	122,818
Lemaitre Vascular, Inc.	2,527	117,430
Lexicon Pharmaceuticals(a)	5,824	12,172
Ligand Pharmaceuticals, Inc.(a)	585	65,807
Mesa Laboratories, Inc.	603	153,693
ModivCare, Inc.(a)	635	73,273
National Healthcare Corp.	2,305	161,880
National Research Corp.	3,532	140,044
Natus Medical, Inc.(a)	5,127	134,738
Nextgen Healthcare, Inc.(a)	8,769	183,360
OPKO Health, Inc.(a)	22,131	76,131
OptimizeRx Corp.(a)	855	32,242
Organogenesis Holdings, Inc.(a)	4,864	37,064
Owens & Minor, Inc.	1,976	86,983
Pacira BioSciences, Inc.(a)	2,884	220,107
Patterson Cos., Inc.	4,174	135,112
Phibro Animal Health Corp., Class A	6,086	121,416
Prestige Consumer Healthcare, Inc.(a)	3,117	165,014
RadNet, Inc.(a)	3,201	71,606
Sage Therapeutics, Inc.(a)	1,897	62,791
Simulations Plus, Inc.	2,631	134,128
Supernus Pharmaceuticals, Inc.(a)	4,270	138,006
Surmodics, Inc.(a)	2,435	110,379
Tactile Systems Technology, Inc.(a)	2,741	55,259
The Joint Corp.(a)	984	34,824
The Pennant Group, Inc.(a)	3,642	67,850
U.S. Physical Therapy, Inc.	982	97,660
UniQure N.V.(a)	2,990	54,029
Vanda Pharmaceuticals, Inc.(a)	5,594	63,268
Vericel Corp.(a)	1,511	57,750
Xencor, Inc.(a)	3,016	80,467
		5,134,150

Industrials (22.6%):
AAR Corp.(a)	3,863	187,085
ACCO Brands Corp.	14,821	118,568
AeroVironment, Inc.(a)	910	85,667

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.6%): (continued)
Air Transport Services Group(a)	5,738	191,936
Alamo Group, Inc.	1,258	180,888
Albany International Corp.	1,787	150,680
American Woodmark Corp.(a)	1,846	90,362
Apogee Enterprises, Inc.	3,168	150,353
ArcBest Corp.	1,084	87,262
Arcosa, Inc.	2,370	135,683
Argan, Inc.	3,971	161,183
Astec Industries, Inc.	2,304	99,072
Atlas Air Worldwide Holdings, Inc.(a)	1,648	142,338
AZZ, Inc.	3,050	147,132
Babcock & Wilcox Enterprises(a)	10,270	83,803
Barnes Group, Inc.	3,552	142,755
Boise Cascade Co.	1,880	130,604
Brady Corp.	3,749	173,466
BrightView Holdings, Inc.(a)	8,810	119,904
CBIZ, Inc.(a)	6,279	263,530
Columbus McKinnon Corp.	2,888	122,451
Comfort Systems USA, Inc.	1,875	166,894
Construction Partners, Inc., Class A(a)	3,469	90,818
Cornerstone Building Brands, Inc.(a)	6,242	151,805
CRA International, Inc.	1,227	103,387
CSW Industrials, Inc.	1,218	143,225
Deluxe Corp.	3,392	102,574
Douglas Dynamics, Inc.	3,826	132,341
Ducommon, Inc.(a)	2,384	124,898
Dycom Industries, Inc.(a)	1,291	122,981
Eagle Bulk Shipping, Inc.	1,468	99,985
Encore Wire Corp.	1,458	166,314
Energy Recovery, Inc.(a)	4,982	100,337
Enerpac Tool Group Corp.	6,710	146,882
EnPro Industries, Inc.	1,744	170,441
ESCO Technologies, Inc.	2,352	164,452
Federal Signal Corp.	4,339	146,441
Forrester Research, Inc.(a)	3,013	169,993
Forward Air Corp.	1,890	184,804
Franklin Covey Co.(a)	3,084	139,459
Gibraltar Industries, Inc.(a)	1,812	77,825
Global Industrial Co.	2,725	87,827
GMS, Inc.(a)	2,513	125,072
Gorman-Rupp Co.	4,429	158,913
GrafTech International, Ltd.	9,419	90,611
Great Lakes Dredge & Dock Corp.(a)	10,082	141,450
Griffon Corp.	5,067	101,492
H&E Equipment Services, Inc.	2,676	116,460
Healthcare Services Group	5,268	97,827
Heartland Express, Inc.	14,014	197,177
Heidrick & Struggles International, Inc.	2,814	111,378
Helios Technologies, Inc.	1,784	143,166

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.6%): (continued)
Heritage-Crystal Clean, Inc.(a)	4,183	123,859
HNI Corp.	3,742	138,641
Hyster-Yale Materials Handling, Inc.	2,093	69,509
ICF International, Inc.	2,039	191,951
IES Holdings, Inc.(a)	2,642	106,208
Insteel Industries, Inc.	2,748	101,649
Interface, Inc.	7,733	104,937
Jeld-Wen Holding, Inc.(a)	4,211	85,399
Kadant, Inc.	769	149,332
KAR Auction Services, Inc.(a)	6,577	118,715
Kelly Services, Inc., Class A	6,722	145,800
Kforce, Inc.	2,302	170,279
Lindsay Corp.	996	156,382
Marten Transport Ltd.	11,020	195,715
Matthews International Corp., Class A	4,370	141,413
McGrath Rentcorp	2,417	205,397
Mercury Systems, Inc.(a)	2,345	151,135
Meritor, Inc.(a)	4,289	152,560
Moog, Inc., Class A	2,031	178,322
Mueller Industries, Inc.	3,652	197,829
Mueller Water Products, Inc., Class A	11,660	150,647
MYR Group, Inc.(a)	1,127	105,983
NV5 Global, Inc.(a)	1,257	167,558
Omega Flex, Inc.	742	96,364
PGT Innovations, Inc.(a)	6,428	115,575
Pitney Bowes, Inc.	5,383	27,992
Primoris Services Corp.	4,280	101,950
Proto Labs, Inc.(a)	1,283	67,871
Quanex Building Products Corp.	6,510	136,645
REV Group, Inc.	4,518	60,541
Romeo Power, Inc.(a)	8,903	13,265
Rush Enterprises, Inc., Class A	3,365	171,312
SkyWest, Inc.(a)	2,022	58,335
SPX Corp.(a)	2,671	131,974
Standex International Corp.	1,634	163,269
Sterling Construction Co., Inc.(a)	4,114	110,255
Tennant Co.	2,590	204,092
The Greenbrier Cos., Inc.	2,576	132,690
The Manitowoc Co., Inc.(a)	3,965	59,792
The Shyft Group, Inc.	2,694	97,280
Titan Machinery, Inc.(a)	3,158	89,245
TPI Composites, Inc.(a)	2,068	29,076
TrueBlue, Inc.(a)	3,391	97,966
Veritiv Corp.(a)	599	80,020
VSE Corp.	2,819	129,928
Wabash National Corp.	8,029	119,150
		12,645,758

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (10.4%):
A10 Networks, Inc.	7,553	105,364
ACM Research, Inc., Class A(a)	1,452	30,042
ADTRAN, Inc.	5,098	94,058
Alpha & Omega Semiconductor, Ltd.(a)	2,396	130,941
American Software, Inc., Class A	3,181	66,292
Avaya Holdings Corp.(a)	4,764	60,360
Avid Technology, Inc.(a)	2,333	81,352
Axcelis Technologies, Inc.(a)	1,708	129,005
Belden, Inc.	1,894	104,928
Benchmark Electronics, Inc.	6,417	160,682
Calix, Inc.(a)	1,396	59,902
Cambium Networks Corp.(a)	1,821	43,048
Cass Information Systems, Inc.	4,763	175,802
ChannelAdvisor Corp.(a)	3,768	62,436
Clearfield, Inc.(a)	1,447	94,373
Cohu, Inc.(a)	2,623	77,641
CSG Systems International, Inc.	4,633	294,520
CTS Corp.	4,326	152,881
Digi International, Inc.(a)	4,982	107,213
Ebix, Inc.	1,904	63,118
eplus, Inc.(a)	2,878	161,341
Extreme Networks, Inc.(a)	8,696	106,178
FARO Technologies, Inc.(a)	1,866	96,883
Ichor Holding Ltd.(a)	1,904	67,821
InterDigital, Inc.	2,314	147,633
Kimball Electronics, Inc.(a)	3,477	69,505
Knowles Corp.(a)	11,615	250,071
Methode Electronics, Inc.	3,580	154,835
Mitek Systems, Inc.(a)	5,486	80,480
Napco Security Technologies Inc.(a)	4,967	101,923
NETGEAR, Inc.(a)	3,868	95,462
NetScout Systems, Inc.(a)	6,517	209,065
OSI Systems, Inc.(a)	2,445	208,118
PC Connection, Inc.	3,305	173,149
Photronics, Inc.(a)	9,629	163,404
Plexus Corp.(a)	1,907	156,012
Progress Software Corp.	2,822	132,888
Ribbon Communications, Inc.(a)	14,503	44,814
ScanSource, Inc.(a)	2,882	100,265
SMART Global Holdings, Inc.(a)	4,228	109,209
SolarWinds Corp.	6,699	89,164
Super Micro Computer, Inc.(a)	3,945	150,186
TTM Technologies(a)	26,714	395,902
Ultra Clean Holdings, Inc.(a)	1,742	73,843
Veeco Instruments, Inc.(a)	5,768	156,832
Verra Mobility Corp.(a)	8,278	134,766
Xperi Holding Corp.	7,845	135,875
		5,859,582

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (4.7%):
AdvanSix, Inc.	2,369	121,032
Chase Corp.	1,596	138,708
Coeur Mining, Inc.(a)	10,516	46,796
GCP Applied Technologies(a)	6,782	213,090
Glatfelter Corp.	10,294	127,440
Hawkins, Inc.	3,229	148,211
Innospec, Inc.	2,079	192,412
Koppers Holdings, Inc.	3,822	105,181
Kronos Worldwide, Inc.	11,336	175,935
Materion Corp.	2,135	183,055
Minerals Technologies, Inc.	2,258	149,367
Myers Industries, Inc.	7,128	153,965
O-I Glass, Inc.(a)	7,326	96,557
Orion Engineered Carbons SA	6,568	104,891
Ryerson Holding Corp.	3,369	117,982
Schnitzer Steel Industries, Inc.	1,927	100,088
Stepan Co.	1,756	173,510
TimkenSteel Corp.(a)	4,319	94,500
Trinseo PLC	1,943	93,109
Worthington Industries, Inc.	2,347	120,659
		2,656,488

Real Estate (1.6%):
Forestar Group, Inc.(a)	8,455	150,161
Marcus & Millichap, Inc.	4,182	220,308
Newmark Group, Inc., Class A	7,350	117,012
RE/MAX Holdings, Inc.	4,761	132,023
The RMR Group, Inc., Class A	4,293	133,512
The St. Joe Co.	2,827	167,471
		920,487

Utilities (3.7%):
Avista Corp.	5,332	240,740
Chesapeake Utilities Corp.	1,762	242,733
MGE Energy, Inc.	3,370	268,892
Middlesex Water Co.	1,313	138,088
Northwest Natural Holding Co.	3,626	187,537
Otter Tail Corp.	3,967	247,937
SJW Group	3,107	216,185
South Jersey Industries, Inc.	5,469	188,954
The York Water Co.	3,466	155,866
Unitil Corp.	3,635	181,314

		2,068,246

Total Common Stocks (Cost $53,067,062)		55,793,599

Total Investments (Cost $53,067,062) — 99.6%		55,793,599

Other assets in excess of liabilities — 0.4%		222,114

NET ASSETS - 100.00%		56,015,713

Percentages indicated are based on net assets as of March 31, 2022.

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index June Future (U.S. Dollar)	6/17/22	2	$ 206,640	$8,407

				$8,407

Schedule of Portfolio Investments

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.5%)

Communication Services (0.7%):

Cable One, Inc.	277	405,595

News Corp., Class A	19,696	436,266

ZoomInfo Technologies, Inc.(a)	4,176	249,474

		1,091,335

Consumer Discretionary (8.5%):

Aptiv PLC(a)	2,417	289,339

AutoZone, Inc.(a)	361	738,093

Bath & Body Works, Inc.	4,762	227,624

Booking Holdings, Inc.(a)	170	399,236

Burlington Stores, Inc.(a)	1,381	251,577

CarMax, Inc.(a)	2,832	273,231

Chewy, Inc., Class A(a)	4,333	176,700

Chipotle Mexican Grill, Inc.(a)	264	417,656

Deckers Outdoor Corp.(a)	1,036	283,626

Dick’s Sporting Goods, Inc.	2,672	267,253

Dollar General Corp.	3,030	674,569

Dollar Tree, Inc.(a)	4,020	643,803

Domino’s Pizza, Inc.	1,059	431,023

DR Horton, Inc.	4,748	353,773

Five Below, Inc.(a)	1,908	302,170

Floor & Decor Holdings, Inc., Class A(a)	2,969	240,489

Garmin Ltd.	4,197	497,806

Genuine Parts Co.	4,696	591,790

Lennar Corp.	3,758	305,037

LKQ Corp.	10,248	465,362

Lowe’s Cos., Inc.	2,496	504,666

Mohawk Industries, Inc.(a)	2,268	281,686

Newell Brands, Inc.	20,368	436,079

NVR, Inc.(a)	107	477,998

O’Reilly Automotive, Inc.(a)	1,096	750,716

Pool Corp.	1,218	515,031

Pultegroup, Inc.	8,088	338,887

RH(a)	475	154,893

Ross Stores, Inc.	4,208	380,656

Service Corp. International	9,067	596,790

Tapestry, Inc.	9,360	347,724

Tesla, Inc.(a)	332	357,763

Tractor Supply Co.	2,626	612,830

Vail Resorts, Inc.	1,307	340,173

Wayfair, Inc., Class A(a)	1,010	111,888

		14,037,937

Consumer Staples (4.6%):

Bunge, Ltd.	5,585	618,874

Campbell Soup Co.	13,722	611,590

Conagra Brands, Inc.	20,005	671,568

Costco Wholesale Corp.	1,744	1,004,282

Darling Ingredients, Inc.(a)	4,222	339,364

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (4.6%): (continued)

Hormel Foods Corp.	15,163	781,501

McCormick & Co., Inc.	10,584	1,056,283

Monster Beverage Corp.(a)	7,343	586,706

Sysco Corp.	6,425	524,601

The JM Smucker Co.	5,146	696,820

Tyson Foods, Inc., Class A	7,950	712,559

		7,604,148

Energy (3.0%):

ConocoPhillips	4,873	487,300

Continental Resources, Inc.	4,317	264,762

Devon Energy Corp.	6,364	376,303

EOG Resources, Inc.	3,177	378,794

Halliburton Co.	12,490	472,996

Kinder Morgan, Inc.	30,389	574,656

ONEOK, Inc.	6,852	483,957

Pioneer Natural Resources Co.	1,769	442,303

Schlumberger N.V.	9,957	411,324

Texas Pacific Land Corp.	223	301,520

The Williams Cos., Inc.	20,879	697,567

		4,891,482

Financials (10.8%):

Aflac, Inc.	12,641	813,954

American Financial Group, Inc.	2,766	402,785

Apollo Global Management, Inc.	7,045	436,720

Arch Capital Group Ltd.(a)	15,181	735,064

Ares Management Corp., Class A	6,351	515,892

Arthur J Gallagher & Co.	4,642	810,493

BlackRock, Inc.	678	518,107

Brown & Brown, Inc.	11,680	844,114

Cboe Global Markets, Inc.	3,812	436,169

Cincinnati Financial Corp.	4,552	618,890

CNA Financial Corp.	13,686	665,413

East West Bancorp, Inc.	4,967	392,492

Everest Re Group, Ltd.	2,143	645,857

FactSet Research Systems, Inc.	1,511	656,001

First Republic Bank	2,494	404,277

Franklin Resources, Inc.	12,706	354,751

Interactive Brokers Group, Inc.	6,771	446,277

Intercontinental Exchange, Inc.	6,335	836,980

Invesco Ltd.	14,229	328,121

LPL Financial Holdings, Inc.	2,617	478,074

Markel Corp.(a)	486	716,967

MarketAxess Holdings, Inc.	1,028	349,726

Morningstar, Inc.	1,993	544,428

MSCI, Inc.	886	445,552

Nasdaq, Inc.	3,720	662,904

Principal Financial Group, Inc.	6,833	501,611

Signature Bank	1,103	323,719

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (10.8%): (continued)

SVB Financial Group(a)	520	290,914

The Carlyle Group, Inc.	10,051	491,594

The Charles Schwab Corp.	5,774	486,806

Tradeweb Markets, Inc., Class A	6,992	614,387

UWM Holdings Corp.	39,051	176,901

WR Berkley Corp.	13,150	875,658

		17,821,598

Health Care (14.2%):

ABIOMED, Inc.(a)	1,213	401,794

Agilent Technologies, Inc.	4,430	586,222

Align Technology, Inc.(a)	539	235,004

Amgen, Inc.	3,148	761,249

Avantor, Inc.(a)	12,014	406,313

Baxter International, Inc.	9,383	727,558

BioMarin Pharmaceutical, Inc.(a)	6,586	507,781

Bio-Rad Laboratories, Inc., Class A(a)	754	424,675

Bruker Corp.	6,793	436,790

Cardinal Health, Inc.	9,769	553,902

Catalent, Inc.(a)	3,545	393,140

Centene Corp.(a)	7,514	632,604

Cerner Corp.	11,870	1,110,557

Charles River Laboratories International, Inc.(a)	1,263	358,654

Danaher Corp.	1,888	553,807

DaVita, Inc.(a)	4,660	527,093

DENTSPLY SIRONA, Inc.	8,278	407,443

Dexcom, Inc.(a)	724	370,398

Edwards Lifesciences Corp.(a)	5,761	678,185

HCA Healthcare, Inc.	1,951	488,960

Henry Schein, Inc.(a)	6,344	553,133

Horizon Therapeutics PLC(a)	2,946	309,949

Humana, Inc.	1,574	684,958

IDEXX Laboratories, Inc.(a)	801	438,195

Illumina, Inc.(a)	900	314,460

Incyte Corp.(a)	7,183	570,474

Intuitive Surgical, Inc.(a)	1,490	449,503

IQVIA Holdings, Inc.(a)	2,674	618,256

Masimo Corp.(a)	1,852	269,540

Mettler-Toledo International, Inc.(a)	422	579,486

Moderna, Inc.(a)	580	99,911

Molina Healthcare, Inc.(a)	1,718	573,108

PerkinElmer, Inc.	2,787	486,220

Regeneron Pharmaceuticals, Inc.(a)	1,016	709,595

Repligen Corp.(a)	1,237	232,667

ResMed, Inc.	2,007	486,718

Seagen, Inc.(a)	2,221	319,935

STERIS PLC	2,953	713,947

Stryker Corp.	2,626	702,061

Teleflex, Inc.	1,415	502,084

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (14.2%): (continued)

Veeva Systems, Inc., Class A(a)	1,415	300,631

Vertex Pharamaceuticals, Inc.(a)	2,977	776,908

Waters Corp.(a)	1,661	515,558

West Pharmaceutical Services, Inc.	1,480	607,851

Zimmer Biomet Holdings, Inc.	4,045	517,355

Zoetis, Inc.	3,300	622,347

		23,516,979

Industrials (22.8%):

A O Smith Corp.	8,022	512,525

AGCO Corp.	2,907	424,509

Allegion PLC	4,497	493,681

AMERCO, Inc.	734	438,154

AMETEK, Inc.	5,710	760,458

Builders FirstSource, Inc.(a)	6,332	408,667

Carlisle Companies, Inc.	3,036	746,613

Carrier Global Corp.	9,637	442,049

Caterpillar, Inc.	2,692	599,831

CH Robinson Worldwide, Inc.	6,524	702,700

Cintas Corp.	1,415	601,927

Copart, Inc.(a)	3,901	489,458

Costar Group, Inc.(a)	5,695	379,344

CSX Corp.	18,848	705,858

Deere & Co.	1,339	556,301

Dover Corp.	4,239	665,099

Eaton Corp. PLC	4,262	646,801

Emerson Electric Co.	6,629	649,973

Equifax, Inc.	1,846	437,687

Expeditors International of Washington, Inc.	6,008	619,785

Fastenal Co.	12,699	754,321

Fortive Corp.	8,906	542,643

Fortune Brands Home & Security, Inc.	5,363	398,364

Generac Holdings, Inc.(a)	734	218,189

General Dynamics Corp.	3,769	909,007

Graco, Inc.	9,677	674,680

HEICO Corp.	3,807	584,527

Honeywell International, Inc.	3,190	620,710

Howmet Aerospace, Inc.	12,939	465,028

Hubbell, Inc.	3,299	606,257

IDEX Corp.	3,353	642,871

Illinois Tool Works, Inc.	3,759	787,135

Ingersoll Rand, Inc.	9,281	467,298

J.B. Hunt Transport Services, Inc.	3,215	645,540

Jacobs Engineering Group, Inc.	4,064	560,060

Johnson Controls International PLC	9,223	604,752

Leidos Holdings, Inc.	5,041	544,529

Lennox International, Inc.	1,852	477,557

Masco Corp.	11,066	564,366

Nordson Corp.	2,690	610,845

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.8%): (continued)

Norfolk Southern Corp.	2,331	664,848

Old Dominion Freight Line, Inc.	1,968	587,802

Otis Worldwide Corp.	7,862	604,981

PACCAR, Inc.	6,299	554,753

Parker Hannifin Corp.	1,825	517,862

Quanta Services, Inc.	3,843	505,777

Republic Services, Inc.	6,722	890,665

Robert Half International, Inc.	5,151	588,141

Rockwell Automation, Inc.	2,061	577,142

Rollins, Inc.	15,444	541,312

Roper Technologies, Inc.	1,633	771,152

Snap-on, Inc.	2,495	512,673

Toro Co.	6,714	573,980

Trane Technologies PLC	3,261	497,955

TransDigm Group, Inc.(a)	753	490,610

TransUnion	4,987	515,356

Trex Co., Inc.(a)	3,784	247,209

Union Pacific Corp.	2,995	818,264

United Rentals, Inc.(a)	1,088	386,468

Verisk Analytics, Inc.	2,783	597,315

Waste Management, Inc.	5,786	917,081

Watsco, Inc.	2,036	620,247

Westinghouse Air Brake Technologies Corp.	5,607	539,225

WW Grainger, Inc.	1,491	769,043

Xylem, Inc.	5,420	462,109

		37,712,069

Information Technology (15.2%):

Advanced Micro Devices, Inc.(a)	3,303	361,150

Akamai Technologies, Inc.(a)	4,953	591,339

Amphenol Corp., Class A	8,611	648,839

Analog Devices, Inc.	2,834	468,120

ANSYS, Inc.(a)	1,217	386,580

Arista Networks, Inc.(a)	6,008	834,992

Black Knight, Inc.(a)	8,280	480,157

Broadcom, Inc.	960	604,493

Broadridge Financial Solutions, Inc.	4,222	657,408

Cadence Design Systems, Inc.(a)	2,819	463,613

CDW Corp.	3,312	592,484

Citrix Systems, Inc.	4,471	451,124

Cognex Corp.	5,606	432,503

Cognizant Technology Solutions Corp., Class A	7,678	688,486

Dynatrace, Inc.(a)	4,356	205,168

Enphase Energy, Inc.(a)	1,338	269,982

Entegris, Inc.	2,764	362,803

EPAM Systems, Inc.(a)	833	247,076

F5, Inc.(a)	2,563	535,539

Fair Isaac Corp.(a)	1,092	509,374

Fidelity National Information Services, Inc.	4,532	455,103

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (15.2%): (continued)

Fiserv, Inc.(a)	5,694	577,372

FleetCor Technologies, Inc.(a)	2,081	518,294

Fortinet, Inc.(a)	1,439	491,764

Gartner, Inc.(a)	1,416	421,203

Jack Henry & Associates, Inc.	3,790	746,819

Keysight Technologies, Inc.(a)	3,764	594,599

KLA Corp.	964	352,882

Lam Research Corp.	543	291,922

Microchip Technology, Inc.	4,781	359,244

Monolithic Power Systems, Inc.	706	342,890

NetApp, Inc.	4,607	382,381

NVIDIA Corp.	1,615	440,669

NXP Semiconductors NV	1,766	326,851

ON Semiconductor Corp.(a)	6,743	422,179

Paychex, Inc.	6,112	834,105

Paycom Software, Inc.(a)	704	243,852

Paylocity Holding Corp.(a)	1,268	260,916

Pegasystems, Inc.	3,402	274,371

PTC, Inc.(a)	2,824	304,201

Qorvo, Inc.(a)	2,183	270,910

Seagate Technology Holdings PLC	4,111	369,579

ServiceNow, Inc.(a)	653	363,649

Skyworks Solutions, Inc.	2,177	290,151

SS&C Technologies Holdings, Inc.	9,104	682,982

Synopsys, Inc.(a)	1,511	503,571

TE Connectivity Ltd.	3,883	508,595

Teledyne Technologies, Inc.(a)	1,324	625,762

Teradyne, Inc.	2,767	327,142

The Trade Desk, Inc., Class A(a)	2,941	203,664

Trimble, Inc.(a)	5,770	416,248

Tyler Technologies, Inc.(a)	981	436,437

Ubiquiti, Inc.	950	276,602

VeriSign, Inc.(a)	3,356	746,576

Western Digital Corp.(a)	5,501	273,125

Zebra Technologies Corp.(a)	1,009	417,423

		25,145,263

Materials (8.2%):

Albemarle Corp.	1,415	312,927

Avery Dennison Corp.	2,800	487,116

Ball Corp.	6,654	598,860

Celanese Corp.	3,326	475,186

Cleveland-Cliffs, Inc.(a)	9,454	304,513

Corteva, Inc.	11,978	688,495

Crown Holdings, Inc.	5,156	644,964

Eastman Chemical Co.	4,675	523,881

Ecolab, Inc.	3,221	568,700

FMC Corp.	5,744	755,738

Freeport-McMoRan, Inc.	7,385	367,330

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (8.2%): (continued)

International Flavors & Fragrances, Inc.	3,308	434,440

International Paper Co.	10,674	492,605

LyondellBasell Industries NV, Class A	4,444	456,932

Martin Marietta Materials, Inc.	1,452	558,860

Newmont Corp.	9,405	747,227

Nucor Corp.	3,311	492,180

Packaging Corp. of America	4,874	760,880

PPG Industries, Inc.	3,739	490,071

RPM International, Inc.	8,696	708,202

Steel Dynamics, Inc.	5,656	471,880

The Mosaic Co.	7,836	521,094

The Sherwin-Williams Co.	2,543	634,784

Vulcan Materials Co.	3,163	581,043

Westlake Chemical Corp.	4,110	507,174

		13,585,082

Real Estate (0.3%):

CBRE Group, Inc., Class A(a)	5,348	489,449

		489,449

Utilities (11.2%):

Alliant Energy Corp.	13,277	829,547

Ameren Corp.	9,226	865,030

American Electric Power Co., Inc.	9,700	967,769

American Water Works Co., Inc.	3,725	616,599

Atmos Energy Corp.	7,956	950,663

Avangrid, Inc.	14,466	676,141

CenterPoint Energy, Inc.	23,419	717,558

CMS Energy Corp.	12,846	898,449

Consolidated Edison, Inc.	11,209	1,061,268

Dominion Energy, Inc.	10,657	905,525

DTE Energy Co.	6,874	908,812

Entergy Corp.	6,450	753,038

Essential Utilities, Inc.	14,349	733,664

Evergy, Inc.	12,006	820,490

Eversource Energy	7,790	687,000

FirstEnergy Corp.	18,756	860,150

NextEra Energy, Inc.	7,592	643,118

NRG Energy, Inc.	8,149	312,596

PPL Corp.	26,719	763,095

Public Service Enterprise Group, Inc.	12,196	853,720

The Southern Co.	14,073	1,020,433

WEC Energy Group, Inc.	8,000	798,480

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (11.2%): (continued)

Xcel Energy, Inc.	11,442	825,769

		18,468,914

Total Common Stocks (Cost $139,249,638)		164,364,256

Total Investments (Cost $139,249,638) — 99.5%		164,364,256

Other assets in excess of liabilities — 0.5%		786,658

NET ASSETS - 100.00%		165,150,914

Percentages indicated are based on net assets as of March 31, 2022.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini June Future (U.S. Dollar)	6/17/22	3	$679,613	$42,135

				$42,135

Schedule of Portfolio Investments

March 31, 2022

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.5%)

Consumer Discretionary (3.8%):

Dick’s Sporting Goods, Inc.	6,420	642,128

Garmin Ltd.	10,096	1,197,487

Genuine Parts Co.	11,261	1,419,111

Newell Brands, Inc.	49,012	1,049,347

Service Corp. International	21,823	1,436,390

		5,744,463

Consumer Staples (10.6%):

Bunge, Ltd.	13,426	1,487,735

Campbell Soup Co.	33,019	1,471,657

Conagra Brands, Inc.	48,131	1,615,758

Costco Wholesale Corp.	4,194	2,415,115

Hormel Foods Corp.	36,446	1,878,427

McCormick & Co., Inc.	25,458	2,540,708

Sysco Corp.	15,468	1,262,962

The JM Smucker Co.	12,395	1,678,407

Tyson Foods, Inc., Class A	19,118	1,713,546

		16,064,315

Energy (6.6%):

ConocoPhillips	11,692	1,169,200

Devon Energy Corp.	15,310	905,280

EOG Resources, Inc.	7,646	911,632

Kinder Morgan, Inc.	73,114	1,382,586

ONEOK, Inc.	16,475	1,163,629

Pioneer Natural Resources Co.	4,290	1,072,629

Schlumberger N.V.	23,989	990,986

Texas Pacific Land Corp.	526	711,210

The Williams Cos., Inc.	50,219	1,677,817

		9,984,969

Financials (10.9%):

Aflac, Inc.	30,418	1,958,615

American Financial Group, Inc.	6,641	967,062

Apollo Global Management, Inc.	16,936	1,049,863

Ares Management Corp., Class A	15,283	1,241,438

BlackRock, Inc.	1,662	1,270,050

Cincinnati Financial Corp.	10,950	1,488,762

CNA Financial Corp.	32,918	1,600,473

East West Bancorp, Inc.	11,961	945,158

Everest Re Group, Ltd.	5,126	1,544,874

Franklin Resources, Inc.	30,576	853,682

Invesco Ltd.	34,223	789,182

Principal Financial Group, Inc.	16,438	1,206,714

The Carlyle Group, Inc.	24,170	1,182,155

UWM Holdings Corp.	93,949	425,589

		16,523,617

Health Care (2.1%):

Amgen, Inc.	7,541	1,823,565

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (2.1%): (continued)

Cardinal Health, Inc.	23,489	1,331,826

		3,155,391

Industrials (22.9%):

A O Smith Corp.	19,297	1,232,885

AGCO Corp.	6,995	1,021,480

Caterpillar, Inc.	6,494	1,446,993

CH Robinson Worldwide, Inc.	15,707	1,691,801

Cintas Corp.	3,416	1,453,132

Eaton Corp. PLC	10,263	1,557,513

Emerson Electric Co.	15,950	1,563,897

Fastenal Co.	30,562	1,815,383

General Dynamics Corp.	9,100	2,194,738

Honeywell International, Inc.	7,669	1,492,234

Hubbell, Inc.	7,928	1,456,929

Illinois Tool Works, Inc.	9,033	1,891,510

Johnson Controls International PLC	22,227	1,457,424

Norfolk Southern Corp.	5,579	1,591,242

PACCAR, Inc.	15,151	1,334,349

Robert Half International, Inc.	12,356	1,410,808

Rockwell Automation, Inc.	4,930	1,380,548

Snap-on, Inc.	5,989	1,230,620

Union Pacific Corp.	7,204	1,968,205

Waste Management, Inc.	13,889	2,201,407

Watsco, Inc.	4,934	1,503,094

WW Grainger, Inc.	3,617	1,865,612

		34,761,804

Information Technology (6.8%):

Analog Devices, Inc.	6,812	1,125,206

Broadcom, Inc.	2,320	1,460,858

Broadridge Financial Solutions, Inc.	10,143	1,579,367

Cognex Corp.	13,501	1,041,602

NetApp, Inc.	11,050	917,150

Paychex, Inc.	14,701	2,006,245

Seagate Technology Holdings PLC	9,881	888,302

TE Connectivity Ltd.	9,354	1,225,187

		10,243,917

Materials (10.8%):

Celanese Corp.	8,014	1,144,960

Eastman Chemical Co.	11,284	1,264,485

FMC Corp.	13,814	1,817,508

International Flavors & Fragrances, Inc.	7,994	1,049,852

International Paper Co.	25,670	1,184,670

LyondellBasell Industries NV, Class A	10,693	1,099,454

Newmont Corp.	22,618	1,797,000

Nucor Corp.	7,949	1,181,619

Packaging Corp. of America	11,741	1,832,888

PPG Industries, Inc.	8,995	1,178,975

RPM International, Inc.	20,938	1,705,191

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (10.8%): (continued)

Steel Dynamics, Inc.	13,604	1,134,982

		16,391,584

Utilities (25.0%):

Alliant Energy Corp.	31,942	1,995,736

Ameren Corp.	22,231	2,084,379

American Electric Power Co., Inc.	23,302	2,324,841

Atmos Energy Corp.	19,128	2,285,605

Avangrid, Inc.	34,803	1,626,692

CMS Energy Corp.	30,900	2,161,146

Consolidated Edison, Inc.	26,960	2,552,573

Dominion Energy, Inc.	25,639	2,178,546

DTE Energy Co.	16,552	2,188,340

Entergy Corp.	15,524	1,812,427

Evergy, Inc.	28,886	1,974,069

Eversource Energy	18,705	1,649,594

FirstEnergy Corp.	45,118	2,069,111

NRG Energy, Inc.	19,615	752,431

PPL Corp.	64,245	1,834,837

Public Service Enterprise Group, Inc.	29,341	2,053,870

The Southern Co.	33,866	2,455,624

WEC Energy Group, Inc.	19,247	1,921,043

Xcel Energy, Inc.	27,532	1,986,984

		37,907,848

Total Common Stocks (Cost $129,584,933)		150,777,908

Total Investments (Cost $129,584,933) — 99.5%		150,777,908

Other assets in excess of liabilities — 0.5%		688,992

NET ASSETS - 100.00%		151,466,900

Percentages indicated are based on net assets as of March 31, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini June Future (U.S. Dollar)	6/17/22	2	$ 453,075	$ 19,317

				$ 19,317

Schedule of Portfolio Investments

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.2%)

Australia (5.5%):

Communication Services (0.6%):

Rea Group Ltd.	1,915	194,076

Telstra Corp. Ltd.	113,735	336,937

		531,013
Consumer Discretionary (0.3%):

Wesfarmers Ltd.	8,245	310,933

		310,933
Consumer Staples (0.6%):

Coles Group, Ltd.	23,350	312,854

Woolworths Group Ltd.	11,246	313,473

		626,327
Energy (0.3%):

Woodside Petroleum Ltd.	11,282	270,926

		270,926
Financials (1.6%):

ASX Ltd.	5,843	357,560

Commonwealth Bank of Australia	3,865	305,824

National Australia Bank Ltd.	15,936	385,667

Suncorp Group Ltd.	27,942	232,446

Westpac Banking Corp.	16,426	297,868

		1,579,365
Health Care (0.5%):

CSL Ltd.	1,287	258,176

Sonic Healthcare Ltd.	9,863	261,790

		519,966
Industrials (0.3%):

Brambles Ltd.	43,200	320,271

		320,271
Materials (1.3%):

BHP Group Ltd.	14,475	560,387

Fortescue Metals Group Ltd.	13,679	211,419

Newcrest Mining Ltd.	12,604	252,133

Rio Tinto Ltd.	2,616	233,102

		1,257,041

		5,415,842
Austria (0.6%):

Energy (0.2%):

OMV AG	3,736	179,304

		179,304
Financials (0.2%):

Erste Group Bank AG	5,850	214,114

		214,114
Utilities (0.2%):

Verbund AG	1,837	194,047

		194,047

		587,465
Belgium (1.3%):

Financials (0.9%):

Groupe Bruxelles Lambert SA	3,578	372,490

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Belgium (1.3%): (continued)

Financials (0.9%): (continued)

KBC Group N.V.	2,589	187,228

Sofina SA	708	258,585

		818,303

Materials (0.4%):

Solvay SA, Class A	2,572	254,503

Umicore	3,819	166,264

		420,767

		1,239,070

Bermuda (0.2%):

Industrials (0.2%):

Jardine Matheson Holdings Ltd.	4,000	220,000

		220,000

Canada (10.9%):

Consumer Discretionary (0.5%):

Dollarama, Inc.	7,948	450,810

		450,810

Consumer Staples (1.4%):

Alimentation Couche-Tard, Inc.	8,164	367,837

Loblaw Cos. Ltd.	5,527	496,015

Metro, Inc.	9,219	530,720

		1,394,572

Energy (1.4%):

Canadian Natural Resources, Ltd.	4,703	291,247

Enbridge, Inc.	9,004	414,544

Suncor Energy, Inc.	7,694	250,517

TC Energy Corp.	7,017	395,815

		1,352,123

Financials (2.0%):

Fairfax Financial Holdings, Ltd.	663	361,749

Great-West Lifeco, Inc.	14,971	441,225

Intact Financial Corp.	3,167	468,007

National Bank of Canada	4,836	370,747

Power Corp. of Canada	12,163	376,566

		2,018,294

Industrials (0.9%):

Canadian National Railway Co.	2,297	308,166

Canadian Pacific Railway Ltd.	3,642	300,625

WSP Global, Inc.	1,923	255,236

		864,027

Information Technology (1.0%):

CGI, Inc. (a)	3,976	316,776

Constellation Software, Inc.	173	295,760

Open Text Corp.	7,294	309,324

Shopify, Inc., Class A (a)	106	71,696

		993,556

Materials (1.8%):

Aginco Eagle Mines, Ltd.	3,849	235,559

Barrick Gold Corp.	11,738	287,910

First Quantum Minerals, Ltd.	5,489	190,051

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Canada (10.9%): (continued)

Materials (1.8%): (continued)

Franco-Nevada Corp.	1,877	298,728

Nutrien, Ltd.	3,402	351,685

Teck Resources Ltd., Class B	4,753	191,945

Wheaton Precious Metals Corp.	5,044	239,893

		1,795,771

Utilities (1.9%):

Emera, Inc.	12,623	625,798

Fortis, Inc.	13,050	645,505

Hydro One, Ltd.	21,577	581,371

		1,852,674

		10,721,827

Chile (0.2%):

Materials (0.2%):

Antofagasta PLC	9,089	199,715

		199,715

Denmark (2.7%):

Consumer Discretionary (0.1%):

Pandora A/S	1,435	138,230

		138,230

Financials (0.6%):

Danske Bank A/S	14,421	241,534

Tryg A/S	13,885	339,230

		580,764

Health Care (0.7%):

Coloplast A/S	1,759	268,053

Demant A/S (a)	3,914	178,150

Genmab A/S (a)	549	201,295

		647,498

Industrials (0.5%):

AP Moller - Maersk A/S, Class B	65	196,946

DSV Panalpina A S	1,118	216,270

Vestas Wind Systems A/S (a)	4,058	120,571

		533,787

Materials (0.6%):

Christian Hansen Holding A/S	3,446	254,596

Novozymes A/S, Class B Shares	4,386	302,060

		556,656

Utilities (0.2%):

Orsted A/S (a)	1,361	171,914

		171,914

		2,628,849

Finland (2.0%):

Consumer Staples (0.2%):

Kesko Oyj, Class B	8,532	236,025

		236,025

Energy (0.2%):

Neste Oyj	3,727	170,998

		170,998

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland (2.0%): (continued)

Financials (0.6%):

Nordea Bank Abp	24,888	257,675

Sampo Oyj, Class A Shares	7,189	352,898

		610,573

Industrials (0.2%):

Kone OYJ	4,546	239,297

		239,297

Materials (0.6%):

Stora ENSO OYJ, Class R Shares	14,320	282,177

UPM-Kymmene OYJ	8,313	272,723

		554,900

Utilities (0.2%):

Fortum OYJ	10,497	191,925

		191,925

		2,003,718

France (7.3%):

Communication Services (0.2%):

Bollore	49,035	257,845

		257,845

Consumer Discretionary (0.9%):

Compagnie Generale DES Etablissements Michelin	2,008	273,077

EssilorLxottica SA	1,706	313,808

Hermes International SA	207	295,705

		882,590

Consumer Staples (0.3%):

Carrefour SA	14,040	305,079

		305,079

Financials (0.9%):

Amundi SA	3,453	237,564

CNP Assurances SA	13,728	331,022

Credit Agricole SA	16,520	198,917

Societe Generale SA	6,094	164,874

		932,377

Health Care (0.4%):

bioMerieux	2,175	232,733

Sartorius Stedim Biotech	417	171,813

		404,546

Industrials (2.6%):

Bouygues SA	7,829	273,904

Bureau Veritas SA	14,687	421,402

Legrand SA	3,546	338,801

Safran SA	1,588	188,400

Schneider Electric SA	1,856	312,372

Teleperformance	823	315,243

Thales SA	3,285	414,040

Vinci SA	2,667	274,317

		2,538,479

Information Technology (0.7%):

Dassault Systemes SE (a)	5,965	295,024

Edenred	5,485	272,527

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

France (7.3%): (continued)

Information Technology (0.7%): (continued)

Worldline SA (a)	3,025	132,114

		699,665

Materials (0.5%):

Air Liquide SA	2,601	457,206

		457,206

Utilities (0.8%):

Electricite de France SA	14,583	137,655

Engie SA	24,446	322,691

Veolia Environnement	9,090	292,483

		752,829

		7,230,616

Germany (5.9%):

Consumer Discretionary (0.4%):

Continental AG (a)	1,982	143,375

Puma SE	2,171	185,960

Zalando SE (a)	2,240	113,972

		443,307

Consumer Staples (0.4%):

Beiersdorf AG	3,296	347,070

HelloFresh SE (a)	1,486	67,324

		414,394

Financials (1.0%):

Deutsche Boerse AG	1,958	353,015

Hannover Rueck SE	1,800	307,307

Muenchener Rueckversicherungs-Gesellschaft AG	1,089	292,703

		953,025

Health Care (0.5%):

Carl Zeiss Meditec AG	1,188	193,099

Fresenius Medical Care AG	3,986	267,885

		460,984

Industrials (1.2%):

Brenntag AG	3,304	268,024

Deutsche Post AG	4,809	231,652

Kion Group AG	2,483	164,786

Knorr-Bremse AG	2,250	173,314

MTU Aero Engines AG	904	210,682

Rational AG	190	131,770

		1,180,228

Information Technology (0.2%):

Infineon Technologies AG	4,804	164,645

		164,645

Materials (1.1%):

BASF SE	4,393	251,506

Evonik Industries AG	10,724	298,680

HeidelbergCement AG	3,518	201,022

Symrise AG	2,733	329,049

		1,080,257

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Germany (5.9%): (continued)

Real Estate (0.4%):

Vonovia Se	7,807	365,359

		365,359

Utilities (0.7%):

E.ON SE	31,662	369,194

RWE AG	7,839	342,752

		711,946

		5,774,145

Hong Kong (4.4%):

Consumer Staples (0.2%):

WH Group Ltd.	255,571	161,506

		161,506

Financials (0.6%):

AIA Group Ltd.	17,290	181,994

Hang Seng Bank, Ltd.	21,117	407,621

		589,615

Health Care (0.2%):

Sino Biopharmaceutical Ltd.	235,410	146,962

		146,962

Industrials (0.7%):

CK Hutchison Holdings Ltd.	41,208	302,760

SITC International Holdings Co., Ltd.	40,310	142,807

Techtronic Industries Co.	7,663	124,146

Xinyi Glass Holdings, Ltd.	43,465	105,430

		675,143

Real Estate (1.0%):

CK Asset Holdings Ltd.	39,775	272,682

Henderson Land Development Co. Ltd.	61,089	254,245

New World Development Co. Ltd.	57,175	232,481

Sun Hung Kai Properties Ltd.	20,956	250,412

		1,009,820

Utilities (1.7%):

CK Infrastructure Holdings Ltd.	60,114	402,525

CLP Holdings, Inc.	55,814	544,032

Hong Kong & China Gas Co. Ltd.	263,695	319,477

Power Assets Holdings Ltd.	67,810	441,938

		1,707,972

		4,291,018

Ireland (1.0%):

Consumer Staples (0.3%):

Kerry Group PLC	2,492	278,672

		278,672

Industrials (0.2%):

Kingspan Group PLC	2,105	207,315

		207,315

Materials (0.5%):

CRH PLC	5,793	232,917

Smurfit Kappa Group PLC	5,301	237,175

		470,092

		956,079

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Israel (0.6%):

Financials (0.4%):

Bank Leumi	39,262	425,126

		425,126

Information Technology (0.2%):

Nice Ltd. (a)	875	192,259

		192,259

		617,385

Italy (3.4%):

Consumer Discretionary (0.2%):

Moncler SpA	3,606	202,381

		202,381

Financials (1.1%):

Assicurazioni Generali SpA	17,272	396,801

Intesa Sanpaolo SpA	103,670	238,913

Poste Italiane SpA	20,806	237,499

UniCredit SpA	14,555	158,658

		1,031,871

Health Care (0.6%):

Amplifon SpA	4,259	190,979

DiaSorin SpA	1,025	160,879

Recordati Industria Chimica e Farmaceutica SpA	5,620	283,710

		635,568

Industrials (0.3%):

Atlantia SpA (a)	13,399	280,109

		280,109

Information Technology (0.1%):

Nexi SpA (a)	12,067	140,146

		140,146

Utilities (1.1%):

Enel SpA	37,535	251,927

Snam SpA	72,256	418,153

Terna SpA	48,848	420,682

		1,090,762

		3,380,837

Japan (18.9%):

Communication Services (1.4%):

KDDI Corp.	8,900	292,840

Nexon Co. Ltd.	10,500	252,925

Nippon Telegraph & Telephone Corp.	11,800	343,666

Softbank Corp.	30,500	357,821

Z Holdings Corp.	29,800	131,324

		1,378,576

Consumer Discretionary (2.0%):

Bridgestone Corp.	5,700	222,811

Denso Corp.	3,100	200,181

Fast Retailing Co. Ltd.	300	155,250

Nitori Co. Ltd.	1,400	176,668

Pan Pacific International Holdings Corp.	10,300	166,194

Panasonic Corp.	19,500	190,402

Sekisui House, Ltd.	13,500	262,968

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (18.9%): (continued)

Consumer Discretionary (2.0%): (continued)

Shimano ORD	900	208,179

Suzuki Motor Co.	4,900	169,600

Toyota Industries Corp.	3,000	208,758

		1,961,011

Consumer Staples (1.0%):

Ajinomoto Co., Inc.	9,000	256,942

KAO Corp.	5,300	218,802

Seven & i Holdings Co., Ltd.	5,600	267,440

Unicharm Corp.	6,000	214,870

		958,054

Energy (0.3%):

ENEOS Holdings, Inc.	70,000	263,391

		263,391

Financials (2.8%):

Dai-ichi Life Holdings, Inc.	10,000	205,307

Japan Exchange Group, Inc.	8,200	154,003

Japan Post Bank Co. Ltd.	34,200	276,758

Japan Post Holdings Co. Ltd.	33,800	249,474

MS&AD Insurance Group Holdings, Inc.	9,300	303,939

Nomura Holdings, Inc.	43,600	184,544

ORIX Corp.	14,100	283,517

Sompo Holdings, Inc.	6,800	300,615

Sumitomo Mitsui Financial Group, Inc.	8,400	269,625

Sumitomo Mitsui Trust Holdings, Inc.	8,300	272,825

Tokio Marine Holdings, Inc.	5,200	304,515

		2,805,122

Health Care (2.2%):

Astellas Pharma, Inc.	14,700	230,790

Chugai Pharmaceutical Co. Ltd.	7,100	238,980

Daiichi Sankyo Co. Ltd.	7,900	173,940

Eisai Co. Ltd.	2,000	93,165

Hoya Corp.	1,500	172,897

Kyowa Kirin Co. Ltd.	7,100	166,126

M3, Inc.	2,700	99,132

Olympus Corp.	9,500	182,554

Ono Pharmaceutical Co. Ltd.	12,100	304,786

Shionogi & Co. Ltd.	3,800	235,080

Sysmex Corp.	1,500	109,961

Terumo Corp.	5,400	165,212

		2,172,623

Industrials (4.0%):

Daikin Industries Ltd.	1,000	184,111

Fanuc Corp.	1,000	177,826

Hitachi, Ltd.	3,800	192,466

ITOCHU Corp.	10,300	350,667

Komatsu Ltd.	9,700	234,531

Kubota Corp.	10,800	204,341

Makita Corp.	4,500	145,478

Marubeni Corp.	25,200	295,229

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (18.9%): (continued)

Industrials (4.0%): (continued)

Mitsubishi Corp.	9,300	351,539

Mitsubishi Electric Corp.	19,400	224,729

Nidec Corp.	2,000	160,171

Nippon Yusen KK	1,900	167,959

Secom Co. Ltd.	4,400	320,565

SG Holdings Co. Ltd.	8,800	167,151

SMC Corp.	400	226,224

Toshiba Corp.	3,700	141,349

Toyota Tsusho Corp.	4,800	199,540

Yaskawa Electric Corp.	4,400	174,055

		3,917,931

Information Technology (3.4%):

Advantest Corp.	2,000	158,889

Canon, Inc.	9,300	228,680

Fujifilm Holdings Corp.	3,500	215,716

Fujitsu, Ltd.	1,300	196,677

Keyence Corp.	400	188,137

Kyocera Corp.	4,500	254,428

Lasertec Corp.	600	102,457

Murata Manufacturing Co. Ltd.	2,900	193,389

NEC Corp.	3,600	152,317

Nomura Research Institute Ltd.	6,100	201,462

NTT Data Corp.	12,800	254,275

OBIC Co. Ltd.	1,200	181,597

Omron Corp.	2,600	175,455

Renesas Electronics Corp. (a)	13,900	163,529

Shimadzu Corp.	5,600	194,841

TDK Corp.	7,100	260,154

Tokyo Electron Ltd.	500	259,818

		3,381,821

Materials (0.9%):

Asahi Kasei Corp.	23,300	203,387

Mitsubishi Chemical Holdings Corp.	27,500	184,606

Nippon Paint Holdings Co. Ltd.	14,100	125,339

Nippon Steel Corp.	8,700	155,173

Shin-Etsu Chemical Co. Ltd.	1,500	231,556

		900,061

Real Estate (0.9%):

Daiwa House Industry Co. Ltd.	8,000	210,384

Mitsubishi Estate Co. Ltd.	19,400	289,916

Mitsui Fudosan Co. Ltd.	10,600	228,163

Sumitomo Realty & Development Co., Ltd.	6,000	167,056

		895,519

		18,634,109

Korea, Republic Of (4.5%):

Communication Services (0.5%):

Kakao Corp.	1,633	143,506

Naver Corp.	565	158,744

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Korea, Republic Of (4.5%): (continued)

Communication Services (0.5%): (continued)

SK Telecom Co. Ltd.	4,555	213,862

		516,112

Consumer Discretionary (0.6%):

Hyundai Mobis	886	157,183

Hyundai Motor Co.	1,199	178,579

Kia Corp.	2,101	128,289

LG Electronics, Inc.	1,370	136,220

		600,271

Consumer Staples (0.3%):

Amorepacific Corp.	1,258	166,086

LG Household & Health Care Ltd.	206	145,844

		311,930

Financials (0.7%):

KB Financial Group, Inc.	4,525	228,882

Samsung Life Insurance Co., Ltd.	3,931	213,758

Shinhan Financial Group Co. Ltd.	7,531	257,890

		700,530

Health Care (0.4%):

Celltrion Healthcare Co., Ltd.	2,031	108,939

Celltrion, Inc.	812	114,974

Samsung Biologics Co., Ltd. (a)	283	193,119

		417,032

Industrials (0.6%):

HMM Co., Ltd.	4,443	106,868

LG Corp.	2,150	135,539

Samsung C&T Corp.	1,960	184,372

SK, Inc.	792	158,152

		584,931

Information Technology (0.8%):

Samsung Electro-Mechanics Co., Ltd.	1,397	190,201

Samsung Electronics Co. Ltd.	4,643	266,650

Samsung SDI Co. Ltd.	319	156,881

SK Hynix, Inc.	2,113	205,738

		819,470

Materials (0.3%):

LG Chem Ltd.	250	109,745

POSCO	652	157,633

		267,378

Utilities (0.3%):

Korea Electric Power Corp.	12,397	231,696

		231,696

		4,449,350

Luxembourg (0.8%):

Energy (0.2%):

Tenaris SA	15,733	239,368

		239,368

Health Care (0.2%):

Eurofins Scientific SE	2,057	204,567

		204,567

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Luxembourg (0.8%): (continued)

Materials (0.2%):

ArcelorMittal SA	5,426	175,849

		175,849

Real Estate (0.2%):

Aroundtown SA	37,658	216,348

		216,348

		836,132

Netherlands (2.8%):

Consumer Discretionary (0.1%):

Prosus N.V.	2,050	110,144

		110,144

Financials (0.9%):

ABN AMRO Group N.V.	14,650	188,651

Euronext N.V.	2,581	236,095

ING Groep NV	15,313	161,094

NN Group NV	6,029	305,824

		891,664

Industrials (0.7%):

Randstad N.V.	4,061	245,435

Wolters Kluwer N.V.	3,762	401,883

		647,318

Information Technology (0.5%):

Adyen N.V. (a)	62	124,058

ASM International NV	458	168,239

ASML Holding N.V.	269	181,499

		473,796

Materials (0.6%):

AKZO Nobel N.V	3,092	267,516

Koninklijke DSM N.V.	1,761	316,524

		584,040

		2,706,962

New Zealand (0.2%):

Health Care (0.2%):

Fisher & Paykel Healthcare Corp., Ltd.	9,586	161,713

		161,713

Norway (1.6%):

Communication Services (0.3%):

Telenor ASA	20,963	301,946

		301,946

Consumer Staples (0.2%):

Mowi ASA	9,670	261,536

		261,536

Financials (0.6%):

DNB Bank ASA	10,562	240,171

Gjensidige Forsikring ASA	12,785	317,743

		557,914

Materials (0.5%):

Norsk Hydro ASA	21,615	211,488

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Norway (1.6%): (continued)

Materials (0.5%): (continued)

Yara International ASA	5,102	256,265

		467,753

		1,589,149

Portugal (0.6%):

Consumer Staples (0.4%):

Jeronimo Martins & Filho SA	14,403	346,183

		346,183

Utilities (0.2%):

EDP - Energias de Portugal SA	47,633	235,246

		235,246

		581,429

Russian Federation (0.0%):†

Materials (0.0%):†

Evraz PLC (b)	38,723	41,145

Raspadskaya OJSC	7,877	1,281

		42,426

Singapore (2.2%):

Communication Services (0.4%):

Singapore Telecommunications, Ltd.	197,700	385,187

		385,187

Consumer Staples (0.4%):

Wilmar International Ltd.	100,800	350,382

		350,382

Financials (1.4%):

DBS Group Holdings Ltd.	16,400	433,662

Oversea-Chinese Banking Corp. Ltd.	44,500	406,576

United Overseas Bank	22,900	541,150

		1,381,388

		2,116,957

Spain (1.4%):

Consumer Discretionary (0.2%):

Industria de Diseno Textil SA	7,098	155,294

		155,294

Energy (0.2%):

Repsol SA	16,085	212,147

		212,147

Financials (0.2%):

Caixabank SA	68,463	233,011

		233,011

Health Care (0.2%):

Grifols SA	9,816	178,931

		178,931

Utilities (0.6%):

Endesa SA	12,770	279,319

Iberdrola SA	29,288	321,362

		600,681

		1,380,064

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Sweden (5.3%):

Consumer Staples (0.3%):

Essity Aktiebolag, Class B	12,030	284,432

		284,432

Financials (1.7%):

EQT AB	3,603	142,657

Industrivarden AB, Class C	9,191	258,090

Investor AB, Class B	14,202	311,531

L E Lundbergforetagen AB, Class B	5,520	282,288

Skandinavisk Enskilda Banken AB	20,109	219,216

Svenska Handelsbanken AB	27,240	251,881

Swedbank AB, Class A Shares	13,779	206,731

		1,672,394

Industrials (2.2%):

ALFA Laval AB	6,668	230,807

ASSA Abloy AB	9,649	261,711

Atlas Copco AB, Class A Shares	4,159	217,600

Epiroc AB, Class A	11,223	241,468

Indutrade AB	8,420	213,504

Lifco AB, Class B (a)	8,321	213,295

Nibe Industrier AB, Class B (a)	15,946	178,245

Sandvik AB	9,422	201,515

Skanska AB	11,055	248,675

Volvo AB	10,199	191,654

		2,198,474

Information Technology (0.5%):

Hexagon AB, Class B (a)	16,955	239,498

Sinch AB (a)	6,712	46,037

Telefonaktiebolaget LM Ericsson, Class B	20,888	191,813

		477,348

Materials (0.3%):

Svenska Cellulosa AB SCA, Class B	15,925	310,861

		310,861

Real Estate (0.3%):

Fastighets AB Balder, Class B Shares (a)	4,019	265,741

		265,741

		5,209,250

Switzerland (7.7%):

Communication Services (0.5%):

Swisscom AG	750	450,536

		450,536

Consumer Discretionary (0.6%):

CIE Financiere Richemont SA	2,146	274,086

The Swatch Group AG	962	274,574

		548,660

Consumer Staples (0.8%):

Barry Callebaut AG	171	401,634

Chocoladefabriken Lindt & Spruengli AG	30	357,831

		759,465

Financials (1.2%):

Julius Baer Group Ltd.	4,003	233,447

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland (7.7%): (continued)

Financials (1.2%): (continued)

Partners Group Holding AG	175	218,489

Swiss Life Holding AG	654	420,616

Swiss Re AG	3,696	352,518

		1,225,070

Health Care (0.7%):

Alcon, Inc.	3,382	269,784

Sonova Holding AG	597	250,457

Straumann Holding AG	125	201,118

		721,359

Industrials (1.8%):

ABB Ltd.	9,316	304,214

Geberit AG	497	307,808

Kuehne & Nagel International AG	839	238,923

Schindler Holding AG	1,204	259,331

SGS SA	155	432,168

VAT Group AG	532	204,071

		1,746,515

Information Technology (0.5%):

Logitech International SA, Class R	2,115	158,413

STMicroelectronics N.V.	5,263	230,469

Temenos AG	1,360	131,010

		519,892

Materials (1.6%):

EMS-Chemie Holding AG	365	356,151

Givaudan SA	82	339,662

Glencore PLC	35,791	235,040

Holcim, Ltd.	6,349	311,231

Sika AG	995	331,056

		1,573,140

		7,544,637

United Kingdom (6.7%):

Communication Services (0.3%):

BT Group PLC	105,573	252,638

		252,638

Consumer Discretionary (0.5%):

JD Sports Fashion PLC (a)	67,730	131,879

Next PLC	2,478	196,318

Persimmon PLC	6,606	186,628

		514,825

Consumer Staples (0.2%):

Associated British Foods PLC	9,773	213,333

		213,333

Financials (1.9%):

3I Group PLC	15,533	283,270

Admiral Group PLC	6,872	231,329

Legal & General Group PLC	58,446	208,796

Lloyds Banking Group PLC	330,313	204,141

London Stock Exchange Group	1,970	206,113

Schroders PLC	5,881	249,567

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom (6.7%): (continued)

Financials (1.9%): (continued)

St James’s Place PLC	13,316	253,332

Standard Chartered PLC	34,382	230,393

		1,866,941

Health Care (0.3%):

Smith & Nephew PLC	16,306	261,280

		261,280

Industrials (1.8%):

Ashtead Group PLC	3,321	210,806

Bunzl PLC	9,661	376,604

Ferguson PLC	2,264	308,654

Intertek Group PLC	4,096	281,036

Rentokil Initial PLC	38,240	264,181

Rolls-Royce Holdings PLC (a)	68,711	91,238

Spirax-Sarco Engineering PLC	1,506	247,941

		1,780,460

Information Technology (0.4%):

AVEVA Group PLC	4,942	159,026

Halma PLC	8,140	268,347

		427,373

Materials (1.0%):

Anglo American PLC	3,962	206,717

Croda International PLC	2,873	297,345

Mondi PLC	10,872	212,976

Rio Tinto PLC	2,810	224,430

		941,468

Utilities (0.3%):

SSE PLC	13,446	308,786

		308,786

		6,567,104

United States (0.5%):

Industrials (0.5%):

Waste Connections, Inc.	3,688	515,818

		515,818

Total Common Stocks (Cost $94,619,190)		97,601,666

Total Investments (Cost $94,619,190) — 99.2%		97,601,666

Other assets in excess of liabilities — 0.8%		857,995

NET ASSETS - 100.00%		98,459,661

Percentages indicated are based on net assets as of March 31, 2022.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of March 31, 2022. This security is classified as Level 3 within the fair value hierarchy.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI EAFE Index June Future (U.S. Dollar)	6/17/22	3	$321,660	$13,068

				$13,068

Schedule of Portfolio Investments

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (0.7%):
Cable One, Inc.	117	171,316
News Corp., Class A	8,384	185,706
ZoomInfo Technologies, Inc.(a)	1,778	106,218

		463,240

Consumer Discretionary (8.5%):
Aptiv PLC(a)	1,026	122,822
AutoZone, Inc.(a)	155	316,910
Bath & Body Works, Inc.	2,027	96,891
Booking Holdings, Inc.(a)	71	166,740
Burlington Stores, Inc.(a)	589	107,298
CarMax, Inc.(a)	1,206	116,355
Chewy, Inc., Class A(a)	1,837	74,913
Chipotle Mexican Grill, Inc.(a)	113	178,769
Deckers Outdoor Corp.(a)	446	122,101
Dick’s Sporting Goods, Inc.	1,138	113,823
Dollar General Corp.	1,287	286,525
Dollar Tree, Inc.(a)	1,711	274,017
Domino’s Pizza, Inc.	452	183,969
DR Horton, Inc.	2,023	150,734
Five Below, Inc.(a)	814	128,913
Floor & Decor Holdings, Inc., Class A(a)	1,259	101,979
Garmin Ltd.	1,784	211,600
Genuine Parts Co.	1,993	251,158
Lennar Corp.	1,599	129,791
LKQ Corp.	4,357	197,851
Lowe’s Cos., Inc.	1,059	214,119
Mohawk Industries, Inc.(a)	968	120,226
Newell Brands, Inc.	8,677	185,775
NVR, Inc.(a)	46	205,494
O’Reilly Automotive, Inc.(a)	464	317,821
Pool Corp.	515	217,768
Pultegroup, Inc.	3,447	144,429
RH(a)	203	66,196
Ross Stores, Inc.	1,793	162,195
Service Corp. International	3,862	254,197
Tapestry, Inc.	3,990	148,229
Tesla, Inc.(a)	145	156,252
Tractor Supply Co.	1,117	260,674
Vail Resorts, Inc.	561	146,011
Wayfair, Inc., Class A(a)	431	47,746

		5,980,291

Consumer Staples (4.6%):
Bunge, Ltd.	2,376	263,285
Campbell Soup Co.	5,844	260,467
Conagra Brands, Inc.	8,521	286,050
Costco Wholesale Corp.	739	425,553
Darling Ingredients, Inc.(a)	1,805	145,086

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (4.6%): (continued)
Hormel Foods Corp.	6,450	332,433
McCormick & Co., Inc.	4,506	449,699
Monster Beverage Corp.(a)	3,130	250,087
Sysco Corp.	2,739	223,639
The JM Smucker Co.	2,194	297,090
Tyson Foods, Inc., Class A	3,386	303,487

		3,236,876

Energy (3.0%):
ConocoPhillips	2,072	207,200
Continental Resources, Inc.	1,847	113,277
Devon Energy Corp.	2,709	160,183
EOG Resources, Inc.	1,356	161,676
Halliburton Co.	5,320	201,468
Kinder Morgan, Inc.	12,941	244,714
ONEOK, Inc.	2,916	205,957
Pioneer Natural Resources Co.	760	190,023
Schlumberger N.V.	4,245	175,361
Texas Pacific Land Corp.	94	127,098
The Williams Cos., Inc.	8,892	297,082

		2,084,039

Financials (10.8%):
Aflac, Inc.	5,385	346,740
American Financial Group, Inc.	1,174	170,958
Apollo Global Management, Inc.	3,001	186,032
Arch Capital Group Ltd.(a)	6,469	313,229
Ares Management Corp., Class A	2,705	219,727
Arthur J Gallagher & Co.	1,977	345,184
BlackRock, Inc.	292	223,138
Brown & Brown, Inc.	4,970	359,182
Cboe Global Markets, Inc.	1,626	186,047
Cincinnati Financial Corp.	1,937	263,355
CNA Financial Corp.	5,827	283,309
East West Bancorp, Inc.	2,120	167,522
Everest Re Group, Ltd.	910	274,256
FactSet Research Systems, Inc.	640	277,856
First Republic Bank	1,066	172,799
Franklin Resources, Inc.	5,411	151,075
Interactive Brokers Group, Inc.	2,879	189,755
Intercontinental Exchange, Inc.	2,700	356,724
Invesco Ltd.	6,057	139,674
LPL Financial Holdings, Inc.	1,114	203,506
Markel Corp.(a)	206	303,899
MarketAxess Holdings, Inc.	437	148,667
Morningstar, Inc.	847	231,375
MSCI, Inc.	379	190,592
Nasdaq, Inc.	1,586	282,625
Principal Financial Group, Inc.	2,910	213,623
Signature Bank	471	138,234

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (10.8%): (continued)
SVB Financial Group(a)	223	124,757
The Carlyle Group, Inc.	4,279	209,286
The Charles Schwab Corp.	2,465	207,824
Tradeweb Markets, Inc., Class A	2,978	261,677
UWM Holdings Corp.	16,630	75,334
WR Berkley Corp.	5,599	372,837

		7,590,798

Health Care (14.3%):
ABIOMED, Inc.(a)	513	169,926
Agilent Technologies, Inc.	1,887	249,707
Align Technology, Inc.(a)	229	99,844
Amgen, Inc.	1,334	322,588
Avantor, Inc.(a)	5,116	173,023
Baxter International, Inc.	3,997	309,927
BioMarin Pharmaceutical, Inc.(a)	2,803	216,111
Bio-Rad Laboratories, Inc., Class A(a)	321	180,797
Bruker Corp.	2,897	186,277
Cardinal Health, Inc.	4,161	235,929
Catalent, Inc.(a)	1,508	167,237
Centene Corp.(a)	3,201	269,492
Cerner Corp.	5,054	472,852
Charles River Laboratories International, Inc.(a)	539	153,060
Danaher Corp.	807	236,717
DaVita, Inc.(a)	1,983	224,297
DENTSPLY SIRONA, Inc.	3,525	173,500
Dexcom, Inc.(a)	311	159,108
Edwards Lifesciences Corp.(a)	2,454	288,885
HCA Healthcare, Inc.	835	209,268
Henry Schein, Inc.(a)	2,703	235,675
Horizon Therapeutics PLC(a)	1,254	131,933
Humana, Inc.	668	290,694
IDEXX Laboratories, Inc.(a)	341	186,547
Illumina, Inc.(a)	384	134,170
Incyte Corp.(a)	3,062	243,184
Intuitive Surgical, Inc.(a)	642	193,679
IQVIA Holdings, Inc.(a)	1,145	264,735
Masimo Corp.(a)	793	115,413
Mettler-Toledo International, Inc.(a)	173	237,562
Moderna, Inc.(a)	255	43,926
Molina Healthcare, Inc.(a)	731	243,854
PerkinElmer, Inc.	1,191	207,782
Regeneron Pharmaceuticals, Inc.(a)	433	302,416
Repligen Corp.(a)	519	97,619
ResMed, Inc.	857	207,831
Seagen, Inc.(a)	950	136,848
STERIS PLC	1,256	303,663
Stryker Corp.	1,117	298,630
Teleflex, Inc.	598	212,188

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (14.3%): (continued)
Veeva Systems, Inc., Class A(a)	598	127,051
Vertex Pharamaceuticals, Inc.(a)	1,269	331,171
Waters Corp.(a)	707	219,446
West Pharmaceutical Services, Inc.	627	257,515
Zimmer Biomet Holdings, Inc.	1,726	220,755
Zoetis, Inc.	1,406	265,158

		10,007,990

Industrials (22.9%):
A O Smith Corp.	3,415	218,184
AGCO Corp.	1,241	181,223
Allegion PLC	1,914	210,119
AMERCO, Inc.	314	187,439
AMETEK, Inc.	2,432	323,894
Builders FirstSource, Inc.(a)	2,698	174,129
Carlisle Companies, Inc.	1,289	316,991
Carrier Global Corp.	4,107	188,388
Caterpillar, Inc.	1,149	256,020
CH Robinson Worldwide, Inc.	2,782	299,649
Cintas Corp.	605	257,361
Copart, Inc.(a)	1,661	208,406
Costar Group, Inc.(a)	2,420	161,196
CSX Corp.	8,027	300,611
Deere & Co.	570	236,812
Dover Corp.	1,801	282,577
Eaton Corp. PLC	1,816	275,596
Emerson Electric Co.	2,822	276,697
Equifax, Inc.	783	185,649
Expeditors International of Washington, Inc.	2,561	264,193
Fastenal Co.	5,409	321,295
Fortive Corp.	3,794	231,168
Fortune Brands Home & Security, Inc.	2,287	169,878
Generac Holdings, Inc.(a)	314	93,340
General Dynamics Corp.	1,609	388,059
Graco, Inc.	4,120	287,246
HEICO Corp.	1,625	249,502
Honeywell International, Inc.	1,360	264,629
Howmet Aerospace, Inc.	5,509	197,993
Hubbell, Inc.	1,406	258,381
IDEX Corp.	1,429	273,982
Illinois Tool Works, Inc.	1,599	334,831
Ingersoll Rand, Inc.	3,954	199,084
J.B. Hunt Transport Services, Inc.	1,368	274,681
Jacobs Engineering Group, Inc.	1,735	239,100
Johnson Controls International PLC	3,936	258,084
Leidos Holdings, Inc.	2,145	231,703
Lennox International, Inc.	792	204,225
Masco Corp.	4,709	240,159
Nordson Corp.	1,141	259,098

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.9%): (continued)
Norfolk Southern Corp.	987	281,512
Old Dominion Freight Line, Inc.	832	248,502
Otis Worldwide Corp.	3,347	257,552
PACCAR, Inc.	2,683	236,292
Parker Hannifin Corp.	776	220,198
Quanta Services, Inc.	1,637	215,446
Republic Services, Inc.	2,863	379,347
Robert Half International, Inc.	2,189	249,940
Rockwell Automation, Inc.	873	244,466
Rollins, Inc.	6,581	230,664
Roper Technologies, Inc.	697	329,144
Snap-on, Inc.	1,059	217,603
Toro Co.	2,861	244,587
Trane Technologies PLC	1,388	211,948
TransDigm Group, Inc.(a)	320	208,493
TransUnion	2,127	219,804
Trex Co., Inc.(a)	1,605	104,855
Union Pacific Corp.	1,275	348,343
United Rentals, Inc.(a)	461	163,752
Verisk Analytics, Inc.	1,189	255,195
Waste Management, Inc.	2,460	389,910
Watsco, Inc.	874	266,255
Westinghouse Air Brake Technologies Corp.	2,381	228,981
WW Grainger, Inc.	643	331,653
Xylem, Inc.	2,304	196,439

		16,062,453

Information Technology (15.2%):
Advanced Micro Devices, Inc.(a)	1,407	153,841
Akamai Technologies, Inc.(a)	2,112	252,152
Amphenol Corp., Class A	3,671	276,610
Analog Devices, Inc.	1,206	199,207
ANSYS, Inc.(a)	514	163,272
Arista Networks, Inc.(a)	2,542	353,287
Black Knight, Inc.(a)	3,526	204,473
Broadcom, Inc.	409	257,539
Broadridge Financial Solutions, Inc.	1,798	279,967
Cadence Design Systems, Inc.(a)	1,202	197,681
CDW Corp.	1,410	252,235
Citrix Systems, Inc.	1,905	192,214
Cognex Corp.	2,387	184,157
Cognizant Technology Solutions Corp., Class A	3,278	293,938
Dynatrace, Inc.(a)	1,857	87,465
Enphase Energy, Inc.(a)	569	114,813
Entegris, Inc.	1,185	155,543
EPAM Systems, Inc.(a)	352	104,407
F5, Inc.(a)	1,092	228,173
Fair Isaac Corp.(a)	463	215,971
Fidelity National Information Services, Inc.	1,931	193,911

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (15.2%): (continued)
Fiserv, Inc.(a)	2,420	245,388
FleetCor Technologies, Inc.(a)	886	220,667
Fortinet, Inc.(a)	613	209,487
Gartner, Inc.(a)	598	177,881
Jack Henry & Associates, Inc.	1,607	316,659
Keysight Technologies, Inc.(a)	1,608	254,016
KLA Corp.	403	147,522
Lam Research Corp.	230	123,650
Microchip Technology, Inc.	2,038	153,135
Monolithic Power Systems, Inc.	299	145,218
NetApp, Inc.	1,958	162,514
NVIDIA Corp.	691	188,546
NXP Semiconductors NV	759	140,476
ON Semiconductor Corp.(a)	2,870	179,691
Paychex, Inc.	2,600	354,822
Paycom Software, Inc.(a)	299	103,568
Paylocity Holding Corp.(a)	541	111,322
Pegasystems, Inc.	1,453	117,184
PTC, Inc.(a)	1,203	129,587
Qorvo, Inc.(a)	930	115,413
Seagate Technology Holdings PLC	1,751	157,415
ServiceNow, Inc.(a)	277	154,258
Skyworks Solutions, Inc.	928	123,684
SS&C Technologies Holdings, Inc.	3,874	290,627
Synopsys, Inc.(a)	647	215,626
TE Connectivity Ltd.	1,655	216,772
Teledyne Technologies, Inc.(a)	565	267,036
Teradyne, Inc.	1,186	140,221
The Trade Desk, Inc., Class A(a)	1,252	86,701
Trimble, Inc.(a)	2,464	177,753
Tyler Technologies, Inc.(a)	421	187,299
Ubiquiti, Inc.	408	118,793
VeriSign, Inc.(a)	1,430	318,118
Western Digital Corp.(a)	2,343	116,330
Zebra Technologies Corp.(a)	430	177,891

		10,706,126

Materials (8.2%):
Albemarle Corp.	598	132,248
Avery Dennison Corp.	1,195	207,894
Ball Corp.	2,836	255,240
Celanese Corp.	1,420	202,875
Cleveland-Cliffs, Inc.(a)	4,026	129,677
Corteva, Inc.	5,097	292,976
Crown Holdings, Inc.	2,198	274,948
Eastman Chemical Co.	1,995	223,560
Ecolab, Inc.	1,370	241,887
FMC Corp.	2,443	321,425
Freeport-McMoRan, Inc.	3,144	156,383

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (8.2%): (continued)
International Flavors & Fragrances, Inc.	1,416	185,963
International Paper Co.	4,546	209,798
LyondellBasell Industries NV, Class A	1,891	194,433
Martin Marietta Materials, Inc.	617	237,477
Newmont Corp.	4,005	318,197
Nucor Corp.	1,410	209,596
Packaging Corp. of America	2,079	324,553
PPG Industries, Inc.	1,592	208,663
RPM International, Inc.	3,704	301,654
Steel Dynamics, Inc.	2,409	200,983
The Mosaic Co.	3,338	221,977
The Sherwin-Williams Co.	1,085	270,838
Vulcan Materials Co.	1,351	248,179
Westlake Chemical Corp.	1,751	216,073

		5,787,497

Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	2,277	208,391

		208,391

Utilities (11.2%):
Alliant Energy Corp.	5,656	353,387
Ameren Corp.	3,937	369,133
American Electric Power Co., Inc.	4,126	411,651
American Water Works Co., Inc.	1,588	262,862
Atmos Energy Corp.	3,388	404,832
Avangrid, Inc.	6,161	287,965
CenterPoint Energy, Inc.	9,978	305,726
CMS Energy Corp.	5,468	382,432
Consolidated Edison, Inc.	4,774	452,002
Dominion Energy, Inc.	4,541	385,849
DTE Energy Co.	2,929	387,243
Entergy Corp.	2,748	320,829
Essential Utilities, Inc.	6,112	312,507
Evergy, Inc.	5,114	349,491
Eversource Energy	3,311	291,997
FirstEnergy Corp.	7,987	366,284
NextEra Energy, Inc.	3,239	274,376
NRG Energy, Inc.	3,472	133,186
PPL Corp.	11,375	324,870
Public Service Enterprise Group, Inc.	5,192	363,440
The Southern Co.	5,995	434,697
WEC Energy Group, Inc.	3,408	340,152
Xcel Energy, Inc.	4,876	351,901
		7,866,812
Total Common Stocks (Cost $71,098,760)		69,994,513

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.2%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 0.21%(b)	132,669	132,669

Total Investment Company (Cost $132,669)		132,669

Total Investments (Cost $71,231,429) — 99.9%		70,127,182

Other assets in excess of liabilities — 0.1%		61,041

NET ASSETS - 100.00%		70,188,223

Percentages indicated are based on net assets as of March 31, 2022.

(a)	Non-income producing security.

(b)	Rate disclosed is the 7-Day effective yield on March 31, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini June Future (U.S. Dollar)	6/17/22	1	$226,538	$9,846

				$9,846

Schedule of Portfolio Investments

March 31, 2022
Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited	)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)

Consumer Discretionary (3.8%):
Dick’s Sporting Goods, Inc.	2,375	237,548
Garmin Ltd.	3,729	442,297
Genuine Parts Co.	4,146	522,479
Newell Brands, Inc.	18,083	387,157
Service Corp. International	8,042	529,324

		2,118,805

Consumer Staples (10.6%):
Bunge, Ltd.	4,959	549,507
Campbell Soup Co.	12,180	542,863
Conagra Brands, Inc.	17,756	596,069
Costco Wholesale Corp.	1,554	894,871
Hormel Foods Corp.	13,449	693,162
McCormick & Co., Inc.	9,388	936,922
Sysco Corp.	5,702	465,568
The JM Smucker Co.	4,586	620,990
Tyson Foods, Inc., Class A	7,053	632,160

		5,932,112

Energy (6.6%):
ConocoPhillips	4,308	430,800
Devon Energy Corp.	5,656	334,439
EOG Resources, Inc.	2,827	337,063
Kinder Morgan, Inc.	26,979	510,173
ONEOK, Inc.	6,072	428,866
Pioneer Natural Resources Co.	1,593	398,298
Schlumberger N.V.	8,855	365,800
Texas Pacific Land Corp.	201	271,774
The Williams Cos., Inc.	18,532	619,154

		3,696,367

Financials (10.9%):
Aflac, Inc.	11,230	723,100
American Financial Group, Inc.	2,457	357,788
Apollo Global Management, Inc.	6,238	386,694
Ares Management Corp., Class A	5,652	459,112
BlackRock, Inc.	614	469,200
Cincinnati Financial Corp.	4,053	551,046
CNA Financial Corp.	12,140	590,247
East West Bancorp, Inc.	4,423	349,505
Everest Re Group, Ltd.	1,888	569,005
Franklin Resources, Inc.	11,278	314,882
Invesco Ltd.	12,628	291,202
Principal Financial Group, Inc.	6,067	445,379
The Carlyle Group, Inc.	8,931	436,815
UWM Holdings Corp.	34,681	157,105

		6,101,080

Health Care (2.1%):
Amgen, Inc.	2,786	673,710

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (2.1%): (continued)
Cardinal Health, Inc.	8,657	490,852

		1,164,562

Industrials (22.9%):
A O Smith Corp.	7,129	455,472
AGCO Corp.	2,583	377,195
Caterpillar, Inc.	2,384	531,203
CH Robinson Worldwide, Inc.	5,786	623,210
Cintas Corp.	1,268	539,395
Eaton Corp. PLC	3,777	573,198
Emerson Electric Co.	5,898	578,299
Fastenal Co.	11,276	669,794
General Dynamics Corp.	3,361	810,606
Honeywell International, Inc.	2,830	550,661
Hubbell, Inc.	2,916	535,873
Illinois Tool Works, Inc.	3,325	696,255
Johnson Controls International PLC	8,200	537,674
Norfolk Southern Corp.	2,053	585,557
PACCAR, Inc.	5,581	491,519
Robert Half International, Inc.	4,554	519,976
Rockwell Automation, Inc.	1,809	506,574
Snap-on, Inc.	2,213	454,727
Union Pacific Corp.	2,663	727,558
Waste Management, Inc.	5,125	812,312
Watsco, Inc.	1,809	551,094
WW Grainger, Inc.	1,347	694,769

		12,822,921

Information Technology (6.8%):
Analog Devices, Inc.	2,505	413,776
Broadcom, Inc.	860	541,525
Broadridge Financial Solutions, Inc.	3,735	581,577
Cognex Corp.	4,995	385,364
NetApp, Inc.	4,065	337,395
Paychex, Inc.	5,416	739,121
Seagate Technology Holdings PLC	3,649	328,045
TE Connectivity Ltd.	3,446	451,357

		3,778,160

Materials (10.8%):
Celanese Corp.	2,954	422,038
Eastman Chemical Co.	4,176	467,963
FMC Corp.	5,089	669,560
International Flavors & Fragrances, Inc.	2,951	387,555
International Paper Co.	9,472	437,133
LyondellBasell Industries NV, Class A	3,940	405,111
Newmont Corp.	8,358	664,043
Nucor Corp.	2,946	437,923
Packaging Corp. of America	4,341	677,674
PPG Industries, Inc.	3,320	435,152
RPM International, Inc.	7,714	628,228

Schedule of Portfolio Investments — continued

March 31, 2022
Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (10.8%): (continued)
Steel Dynamics, Inc.	5,008	417,817

		6,050,197

Utilities (25.0%):
Alliant Energy Corp.	11,801	737,327
Ameren Corp.	8,201	768,926
American Electric Power Co., Inc.	8,607	858,720
Atmos Energy Corp.	7,054	842,883
Avangrid, Inc.	12,837	600,001
CMS Energy Corp.	11,400	797,316
Consolidated Edison, Inc.	9,958	942,823
Dominion Energy, Inc.	9,467	804,411
DTE Energy Co.	6,109	807,671
Entergy Corp.	5,736	669,678
Evergy, Inc.	10,660	728,504
Eversource Energy	6,893	607,894
FirstEnergy Corp.	16,648	763,477
NRG Energy, Inc.	7,251	278,148
PPL Corp.	23,702	676,929
Public Service Enterprise Group, Inc.	10,825	757,750
The Southern Co.	12,503	906,593
WEC Energy Group, Inc.	7,097	708,352
Xcel Energy, Inc.	10,166	733,680
		13,991,083
Total Common Stocks (Cost $52,728,028)		55,655,287

Investment Company (0.4%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 0.21%(a)	201,481	201,481

Total Investment Company (Cost $201,481)		201,481

Total Investments (Cost $52,929,509) — 99.9%		55,856,768

Other assets in excess of liabilities — 0.1%		86,152

NET ASSETS - 100.00%		55,942,920

Percentages indicated are based on net assets as of March 31, 2022.

(a)	Rate disclosed is the 7-Day effective yield on March 31, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini June Future (U.S. Dollar)	6/17/22	1	$226,538	$15,583

				$15,583